Columbia Variable Portfolio – Commodity Strategy Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 33.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	125,000	124,997
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	125,000	124,971
Affirm Asset Securitization Trust(a)
Series 2023-X1 Class A
11/15/2028	7.110%	123,245	123,831
American Credit Acceptance Receivables Trust(a)
Series 2023-3 Class A
03/12/2027	6.000%	138,144	138,215
Subordinated Series 2021-3 Class C
11/15/2027	0.980%	6,199	6,189
AmeriCredit Automobile Receivables Trust
Series 2021-3 Class A3
08/18/2026	0.760%	1,150,292	1,128,648
Amur Equipment Finance Receivables XIII LLC(a)
Series 2024-1A Class A1
01/21/2025	5.558%	524,005	524,239
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	27,464	27,341
Carvana Auto Receivables Trust(a)
Series 2024-N1 Class A2
04/12/2027	5.760%	125,000	125,029
CCG Receivables Trust(a)
Series 2021-2 Class A2
03/14/2029	0.540%	500,092	487,867
CNH Equipment Trust
Series 2021-B Class A3
08/17/2026	0.440%	258,841	251,429
Series 2024-A Class A2
07/15/2027	5.190%	650,000	648,625
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	61,166	60,173
Dllmt LLC(a)
Series 2021-1A Class A3
07/21/2025	1.000%	225,836	222,254
DT Auto Owner Trust(a)
Series 2022-3A Class A
10/15/2026	6.050%	892,794	893,407
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	303,707	301,525
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	234,505	235,109
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Series 2023-2A Class A3
08/17/2026	5.600%	875,000	874,179
Series 2023-4A Class A2
12/15/2025	6.070%	104,577	104,622
Subordinated Series 2021-4A Class C
10/15/2027	1.460%	936,571	924,311
Exeter Automobile Receivables Trust(a)
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	61,545	60,936
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	276,269	275,392
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	60,242	58,944
GLS Auto Receivables Issuer Trust(a)
Series 2023-3A Class A2
03/15/2027	6.040%	410,517	411,120
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	281,160	276,202
GM Financial Automobile Leasing Trust
Series 2022-1 Class A4
02/20/2026	1.960%	1,275,000	1,266,841
Series 2022-3 Class A4
08/20/2026	4.110%	1,275,000	1,264,264
GM Financial Consumer Automobile Receivables Trust
Series 2021-2 Class A3
04/16/2026	0.510%	199,263	195,674
Series 2023-1 Class A2A
03/16/2026	5.190%	400,381	399,741
Harley-Davidson Motorcycle Trust
Series 2021-A Class A3
04/15/2026	0.370%	119,393	118,378
Series 2022-A Class A3
02/15/2027	3.060%	608,203	598,662
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	325,000	316,908
HPEFS Equipment Trust(a)
Series 2024-1A Class A1
01/21/2025	5.596%	590,551	590,980
John Deere Owner Trust
Series 2022-B Class A3
02/16/2027	3.740%	1,000,000	985,049

Columbia Variable Portfolio – Commodity Strategy Fund  | First Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	134,209	131,561
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	47,319	45,932
Kubota Credit Owner Trust(a)
Series 2021-1A Class A3
08/15/2025	0.620%	204,571	201,837
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	9,268	9,190
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	27,598	26,845
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	2,796	2,790
Marlette Funding Trust(a)
Series 2023-3A Class A
09/15/2033	6.490%	140,988	141,211
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A4
10/15/2026	0.770%	93,974	92,797
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	120,280	120,303
Series 2024-1A Class A
04/08/2031	6.334%	93,443	93,491
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	97,938	96,965
Series 2024-1 Class A
07/15/2031	6.660%	325,000	326,172
Series 2024-2 Class A
08/15/2031	6.319%	550,000	550,817
Series 2024-3 Class A
10/15/2031	6.258%	675,000	675,722
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	60,203	60,400
Prosper Marketplace Issuance Trust(a),(b),(c)
Series 2024-1A Class A
08/15/2029	6.120%	150,000	149,999
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	266,353	266,904
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	100,000	100,241
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	563,300	558,837
Series 2022-2 Class A3
10/15/2026	2.980%	122,736	122,489
Series 2022-3 Class A3
12/15/2026	3.400%	274,626	273,366
Series 2022-5 Class A3
08/17/2026	4.110%	272,491	271,703
Series 2022-7 Class A3
04/15/2027	5.750%	400,000	400,045
Series 2023-2 Class A2
03/16/2026	5.870%	321,152	321,204
Series 2023-3 Class A2
08/17/2026	6.080%	111,205	111,332
Series 2023-4 Class A2
02/16/2027	6.180%	766,207	767,580
Subordinated Series 2021-1 Class D
11/16/2026	1.130%	878,158	859,414
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	275,000	272,914
Santander Retail Auto Lease Trust(a)
Series 2022-B Class A3
11/20/2025	3.280%	401,324	398,049
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	1,575,000	1,536,664
Subordinated Series 2019-A Class C
01/26/2032	3.000%	275,000	268,759
Toyota Auto Loan Extended Note Trust(a)
Series 2019-1A Class A
11/25/2031	2.560%	2,350,000	2,340,183
Toyota Auto Receivables Owner Trust
Series 2022-A Class A3
06/15/2026	1.230%	281,335	274,423
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	20,865	20,309
Series 2021-ST9 Class A
11/20/2029	1.700%	70,983	70,064
Verizon Master Trust
Series 2021-1 Class A
05/20/2027	0.500%	3,350,000	3,326,817
Series 2022-2 Class A
07/20/2028	1.530%	1,225,000	1,184,584
Columbia Variable Portfolio – Commodity Strategy Fund  | First Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-2 Class A
04/13/2028	4.890%	1,175,000	1,168,096
Verizon Master Trust(d)
Series 2022-7 Class A1A
11/22/2027	5.230%	1,500,000	1,496,556
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	35,317	34,907
Westlake Automobile Receivables Trust(a)
Series 2022-2A Class A3
04/15/2026	3.750%	466,402	464,564
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	1,500,000	1,467,931
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	61,500	60,567
World Omni Automobile Lease Securitization Trust
Series 2022-A Class A4
06/15/2027	3.340%	1,025,000	1,017,779
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	75,185	74,079
Total Asset-Backed Securities — Non-Agency (Cost $36,075,221)			36,402,444

Commercial Mortgage-Backed Securities - Non-Agency 0.6%

COMM Mortgage Trust
Series 2015-CR24 Class A4
08/10/2048	3.432%	369,938	360,987
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27 Class A3
12/15/2047	3.473%	281,405	274,143
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $633,133)			635,130

Corporate Bonds & Notes 37.0%

Aerospace & Defense 1.5%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	414,000	404,129
Boeing Co. (The)
05/01/2025	4.875%	415,000	410,397
Harris Corp.
04/27/2025	3.832%	431,000	423,838
United Technologies Corp.
08/16/2025	3.950%	425,000	418,035
Total			1,656,399
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.7%
Daimler Trucks Finance North America LLC(a),(e)
SOFR + 1.000% 04/05/2024	6.330%	335,000	335,034
Toyota Motor Credit Corp.(e)
SOFR + 0.650% 09/11/2025	5.980%	425,000	426,279
Total			761,313
Banking 11.2%
American Express Co.(e)
SOFR + 0.720% 05/03/2024	6.050%	322,000	322,120
Bank of America Corp.(e)
SOFR + 1.100% 04/25/2025	6.430%	800,000	800,520
Bank of Montreal
06/07/2025	3.700%	425,000	417,003
Bank of New York Mellon Corp. (The)(f)
07/24/2026	4.414%	350,000	345,765
Bank of Nova Scotia (The)(e)
SOFR + 1.090% 06/12/2025	6.420%	425,000	427,917
BB&T Corp
06/05/2025	3.700%	425,000	416,724
Canadian Imperial Bank of Commerce(e)
SOFR + 0.940% 04/07/2025	6.270%	425,000	427,179
Citigroup, Inc.(f)
04/24/2025	3.352%	750,000	748,703
Commonwealth Bank of Australia(a),(e)
SOFR + 0.630% 09/12/2025	5.960%	82,000	82,230
Cooperatieve Rabobank UA(e)
SOFR + 0.700% 07/18/2025	6.030%	425,000	426,567
Goldman Sachs Group, Inc. (The)(e)
SOFR + 0.486% 10/21/2024	5.816%	700,000	700,305
HSBC Holdings PLC(f)
04/18/2026	1.645%	535,000	512,607
JPMorgan Chase & Co.(f)
11/19/2026	1.045%	900,000	839,499
Morgan Stanley(f)
10/21/2025	1.164%	800,000	778,944
National Australia Bank Ltd.
12/10/2025	4.750%	425,000	423,462

Columbia Variable Portfolio – Commodity Strategy Fund  | First Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Bank NA
06/01/2025	3.250%	425,000	414,323
Royal Bank of Canada(e)
SOFR + 0.840% 04/14/2025	6.170%	425,000	426,755
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	450,000	423,222
State Street Corp.(f)
05/18/2026	5.104%	402,000	400,672
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	300,000	294,541
Toronto-Dominion Bank (The)(e)
SOFR + 1.080% 07/17/2026	6.410%	425,000	428,975
U.S. Bancorp
07/22/2026	2.375%	450,000	424,107
UBS Group AG(a),(f)
08/05/2025	4.490%	400,000	398,022
Wells Fargo & Co.(f)
05/19/2025	0.805%	825,000	818,787
Westpac Banking Corp.(e)
SOFR + 0.720% 11/17/2025	6.050%	425,000	426,721
Total			12,125,670
Cable and Satellite 0.8%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	425,000	419,965
Comcast Corp.
10/15/2025	3.950%	425,000	418,035
Total			838,000
Chemicals 0.3%
LYB International Finance III LLC
10/01/2025	1.250%	370,000	347,559
Construction Machinery 0.8%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	425,000	407,669
John Deere Capital Corp.
03/06/2026	4.950%	425,000	425,164
Total			832,833
Diversified Manufacturing 0.8%
Carrier Global Corp.
11/30/2025	5.800%	412,000	414,734
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	450,000	440,852
Total			855,586
Electric 3.0%
CenterPoint Energy, Inc.
06/01/2026	1.450%	300,000	277,211
Dominion Energy, Inc.
04/15/2026	1.450%	450,000	416,734
DTE Energy Co.
11/01/2024	4.220%	380,000	376,590
Duke Energy Corp.
09/15/2025	0.900%	332,000	311,741
Eversource Energy
08/15/2025	0.800%	238,000	222,887
Mississippi Power Co.(e)
SOFR + 0.300% 06/28/2024	5.630%	319,000	318,746
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	400,000	401,803
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	353,000	331,771
WEC Energy Group, Inc.
09/27/2025	5.000%	415,000	412,759
Xcel Energy, Inc.
06/01/2025	3.300%	197,000	191,733
Total			3,261,975
Food and Beverage 1.5%
Bacardi Ltd.(a)
05/15/2025	4.450%	425,000	418,823
Diageo Capital PLC
09/29/2025	1.375%	400,000	378,661
Mondelez International, Inc.
05/04/2025	1.500%	425,000	407,711
PepsiCo, Inc.(e)
SOFR + 0.400% 11/12/2024	5.730%	415,000	415,275
Total			1,620,470
Health Care 1.9%
Becton Dickinson and Co.
06/06/2024	3.363%	400,000	398,263
CVS Health Corp.
07/20/2025	3.875%	425,000	417,159
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	400,000	401,403
Columbia Variable Portfolio – Commodity Strategy Fund  | First Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/15/2026	5.875%	425,000	426,814
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	400,000	390,815
Total			2,034,454
Healthcare Insurance 0.7%
Anthem, Inc.
03/15/2026	1.500%	452,000	421,033
UnitedHealth Group, Inc.
07/15/2025	3.750%	400,000	393,292
Total			814,325
Independent Energy 0.6%
Pioneer Natural Resources Co.
03/29/2026	5.100%	315,000	314,660
Woodside Finance Ltd.(a)
03/05/2025	3.650%	408,000	400,177
Total			714,837
Integrated Energy 0.3%
BP Capital Markets America, Inc.
05/04/2026	3.119%	300,000	289,065
Life Insurance 1.6%
Corebridge Financial, Inc.
04/04/2025	3.500%	400,000	391,578
Met Tower Global Funding(a)
06/20/2026	5.400%	400,000	402,104
New York Life Global Funding(a)
06/24/2025	0.950%	116,000	110,174
Pricoa Global Funding I(a)
09/01/2025	0.800%	475,000	446,094
Principal Life Global Funding II(a)
11/17/2026	1.500%	450,000	410,518
Total			1,760,468
Media and Entertainment 0.7%
Discovery Communications LLC
03/11/2026	4.900%	400,000	396,010
Walt Disney Co. (The)
09/15/2024	3.700%	393,000	389,647
Total			785,657
Midstream 2.5%
Enbridge, Inc.
11/15/2026	5.900%	400,000	407,364
Energy Transfer Partners LP
01/15/2026	4.750%	425,000	420,682
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
01/10/2026	5.050%	410,000	409,801
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	300,000	299,546
Kinder Morgan, Inc.
06/01/2025	4.300%	125,000	123,292
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	400,000	394,757
Western Midstream Operating LP
02/01/2025	3.100%	285,000	278,789
Williams Companies, Inc. (The)
09/15/2025	4.000%	400,000	392,404
Total			2,726,635
Natural Gas 0.4%
NiSource, Inc.
08/15/2025	0.950%	425,000	400,026
Pharmaceuticals 2.5%
AbbVie, Inc.
03/15/2025	3.800%	410,000	404,254
Amgen, Inc.
05/01/2025	3.125%	410,000	400,316
AstraZeneca PLC
11/16/2025	3.375%	425,000	414,173
Bristol-Myers Squibb Co.
02/20/2026	4.950%	425,000	425,115
Gilead Sciences, Inc.
02/01/2025	3.500%	425,000	418,371
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	475,000	470,246
Roche Holdings, Inc.(a)
05/15/2026	2.625%	200,000	190,751
Total			2,723,226
Property & Casualty 0.7%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	425,000	411,024
Loews Corp.
04/01/2026	3.750%	425,000	414,295
Total			825,319
Railroads 0.7%
CSX Corp.
11/01/2025	3.350%	400,000	389,097
Union Pacific Corp.
01/15/2025	3.250%	342,000	336,472
Total			725,569

Columbia Variable Portfolio – Commodity Strategy Fund  | First Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.4%
Lowe’s Companies, Inc.
09/08/2025	4.400%	428,000	422,831
Technology 1.5%
Broadcom, Inc.
11/15/2025	3.150%	425,000	411,240
Microchip Technology, Inc.
09/01/2025	4.250%	425,000	418,337
NXP BV/Funding LLC
03/01/2026	5.350%	400,000	400,117
Oracle Corp.
04/01/2025	2.500%	425,000	412,274
Total			1,641,968
Transportation Services 0.4%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	424,000	413,323
Wireless 0.7%
American Tower Corp.
01/15/2025	2.950%	400,000	391,529
T-Mobile USA, Inc.
04/15/2025	3.500%	425,000	416,668
Total			808,197
Wirelines 0.8%
AT&T, Inc.(e)
3-month Term SOFR + 1.442% 06/12/2024	6.763%	440,000	440,774
Verizon Communications, Inc.
11/20/2025	0.850%	475,000	442,759
Total			883,533
Total Corporate Bonds & Notes (Cost $40,257,168)			40,269,238

Foreign Government Obligations(g) 0.7%

Canada 0.7%
Province of Ontario
01/21/2026	0.625%	450,000	417,355
Province of Quebec
10/16/2024	2.875%	400,000	394,707
Total			812,062
Total Foreign Government Obligations (Cost $815,689)			812,062

Residential Mortgage-Backed Securities - Non-Agency 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(e)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	6.320%	43,384	43,368
CFMT LLC(a),(d)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	62,104	58,753
Connecticut Avenue Securities Trust(a),(e)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	7.220%	160,657	161,700
PRET LLC(a),(d)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	884,208	884,547
PRET LLC(a),(b),(c),(d)
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	600,000	600,000
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	143,746	138,115
RCO Mortgage LLC(a),(d)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	95,986	95,699
Towd Point Mortgage Trust(a),(d)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	393,967	370,524
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	640,951	621,181
VCAT LLC(a),(d)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	324,363	313,664
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	157,427	153,459
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $3,506,782)			3,441,010

Treasury Bills 0.8%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.8%
U.S. Treasury Bills
05/02/2024	5.180%	850,000	845,796
Total Treasury Bills (Cost $845,724)			845,796

Columbia Variable Portfolio – Commodity Strategy Fund  | First Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2024 (Unaudited)
U.S. Government & Agency Obligations 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(e)
SOFR + 0.100% 08/01/2024	5.430%	400,000	400,079
SOFR + 0.180% 03/07/2025	5.510%	450,000	450,250
Total U.S. Government & Agency Obligations (Cost $850,369)			850,329

Money Market Funds 10.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(h),(i)	11,590,700	11,588,382
Total Money Market Funds (Cost $11,585,039)		11,588,382
Total Investments in Securities (Cost: $94,569,125)		94,844,391
Other Assets & Liabilities, Net		13,809,110
Net Assets		108,653,501
At March 31, 2024, securities and/or cash totaling $7,419,113 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	21	05/2024	USD	1,809,150	121,116	—
Brent Crude	20	07/2024	USD	1,691,400	196,296	—
Brent Crude	41	09/2024	USD	3,407,510	260,606	—
Brent Crude	21	11/2024	USD	1,718,220	79,278	—
Cocoa	21	07/2024	USD	1,954,260	494,999	—
Coffee	3	05/2024	USD	212,456	44,003	—
Coffee	9	07/2024	USD	634,669	130,097	—
Coffee	9	09/2024	USD	633,150	33,171	—
Coffee	18	12/2024	USD	1,262,588	10,113	—
Copper	8	05/2024	USD	801,400	18,619	—
Copper	11	07/2024	USD	1,110,725	99,435	—
Copper	11	09/2024	USD	1,117,325	66,975	—
Copper	23	12/2024	USD	2,350,600	103,402	—
Corn	61	05/2024	USD	1,348,100	—	(102,845)
Corn	49	07/2024	USD	1,113,525	—	(108,420)
Corn	48	09/2024	USD	1,114,800	—	(28,232)
Corn	93	12/2024	USD	2,221,538	30,296	—
Cotton	17	05/2024	USD	776,730	32,687	—
Cotton	8	07/2024	USD	367,880	44,838	—
Cotton	26	12/2024	USD	1,091,870	46,514	—
Gas Oil	12	05/2024	USD	969,600	28,356	—
Gas Oil	8	07/2024	USD	638,200	33,076	—
Gas Oil	8	09/2024	USD	634,800	67,570	—
Gas Oil	16	11/2024	USD	1,258,800	33,344	—
Gold 100 oz.	15	06/2024	USD	3,357,600	456,769	—
Gold 100 oz.	15	08/2024	USD	3,387,600	320,733	—

Columbia Variable Portfolio – Commodity Strategy Fund  | First Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gold 100 oz.	43	12/2024	USD	9,882,260	580,257	—
Hard Red Winter Wheat	17	05/2024	USD	497,463	—	(36,005)
Hard Red Winter Wheat	12	07/2024	USD	347,850	—	(44,603)
Hard Red Winter Wheat	12	09/2024	USD	354,450	—	(20,988)
Hard Red Winter Wheat	23	12/2024	USD	700,350	—	(801)
Lead	12	05/2024	USD	613,677	6,247	—
Lead	3	07/2024	USD	154,745	—	(2,480)
Lead	3	09/2024	USD	155,945	2,777	—
Lead	7	11/2024	USD	366,321	—	(5,716)
Lean Hogs	28	06/2024	USD	1,136,240	32,912	—
Lean Hogs	13	07/2024	USD	540,800	1,074	—
Lean Hogs	30	10/2024	USD	1,053,600	54,324	—
Lean Hogs	17	12/2024	USD	534,650	7,865	—
Live Cattle	11	06/2024	USD	793,100	—	(15,614)
Live Cattle	11	08/2024	USD	784,080	46,259	—
Live Cattle	4	10/2024	USD	290,200	6,895	—
Live Cattle	17	10/2024	USD	1,233,350	—	(3,401)
Live Cattle	10	12/2024	USD	742,700	—	(17,384)
Natural Gas	77	04/2024	USD	1,357,510	—	(505,037)
Natural Gas	49	06/2024	USD	1,146,600	—	(343,668)
Natural Gas	47	08/2024	USD	1,145,390	—	(65,989)
Natural Gas	79	10/2024	USD	2,314,700	—	(4,358)
Nickel	2	05/2024	USD	199,946	—	(5,983)
Nickel	5	07/2024	USD	504,433	—	(51,559)
Nickel	5	09/2024	USD	509,083	7,483	—
Nickel	11	11/2024	USD	1,130,799	—	(35,270)
NY Harbor ULSD Heat Oil	22	04/2024	USD	2,423,375	—	(29,611)
NY Harbor ULSD Heat Oil	4	06/2024	USD	439,908	12,403	—
NY Harbor ULSD Heat Oil	4	08/2024	USD	439,975	35,533	—
NY Harbor ULSD Heat Oil	8	10/2024	USD	878,203	18,031	—
Primary Aluminum	10	05/2024	USD	580,245	16,052	—
Primary Aluminum	15	07/2024	USD	880,444	26,372	—
Primary Aluminum	14	09/2024	USD	832,248	56,405	—
Primary Aluminum	29	11/2024	USD	1,745,691	65,861	—
RBOB Gasoline	11	04/2024	USD	1,256,917	101,318	—
RBOB Gasoline	5	06/2024	USD	555,639	66,465	—
RBOB Gasoline	6	08/2024	USD	635,594	75,692	—
RBOB Gasoline	12	10/2024	USD	1,131,077	54,969	—
Silver	8	05/2024	USD	996,640	72,746	—
Silver	8	07/2024	USD	1,006,360	97,962	—
Silver	8	09/2024	USD	1,015,960	73,113	—
Silver	16	12/2024	USD	2,057,360	97,460	—
Soybean	25	05/2024	USD	1,489,375	—	(83,759)
Soybean	19	07/2024	USD	1,144,988	—	(110,348)
Soybean	58	11/2024	USD	3,440,125	—	(65,568)
Soybean Meal	47	05/2024	USD	1,587,190	—	(75,831)
Soybean Meal	19	07/2024	USD	647,900	—	(54,824)
Soybean Meal	57	12/2024	USD	1,973,910	—	(83,603)
Soybean Oil	35	05/2024	USD	1,006,950	—	(67,679)
Soybean Oil	24	07/2024	USD	698,112	—	(15,917)
Soybean Oil	71	12/2024	USD	2,056,728	36,842	—
Sugar #11	75	04/2024	USD	1,891,680	37,251	—
Sugar #11	11	04/2024	USD	277,446	—	(997)
Sugar #11	25	06/2024	USD	620,200	—	(48,538)
Sugar #11	50	09/2024	USD	1,234,800	56,530	—
Sugar #11	25	02/2025	USD	619,080	13,862	—
Wheat	18	05/2024	USD	504,225	—	(34,535)
Wheat	18	07/2024	USD	518,175	—	(43,007)
Columbia Variable Portfolio – Commodity Strategy Fund  | First Quarter Report 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Wheat	18	09/2024	USD	532,350	—	(34,536)
Wheat	34	12/2024	USD	1,040,400	13,743	—
WTI Crude	24	04/2024	USD	1,996,080	173,224	—
WTI Crude	21	06/2024	USD	1,715,070	153,374	—
WTI Crude	21	08/2024	USD	1,681,890	209,096	—
WTI Crude	43	10/2024	USD	3,377,220	190,362	—
Zinc	16	05/2024	USD	968,276	1,303	—
Zinc	8	07/2024	USD	489,482	—	(10,724)
Zinc	8	09/2024	USD	492,882	8,057	—
Zinc	16	11/2024	USD	990,564	784	—
Total					5,263,196	(2,157,830)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(73)	06/2024	USD	(14,927,359)	15,799	—
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $23,598,443, which represents 21.72% of total net assets.

(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $749,999, which represents 0.69% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(e)	Variable rate security. The interest rate shown was the current rate as of March 31, 2024.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2024.

(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	11,041,418	19,177,675	(18,630,551)	(160)	11,588,382	370	140,178	11,590,700
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Commodity Strategy Fund  | First Quarter Report 2024

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